Expense Example - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Technology Fund	Sep. 28, 2024 USD ($)
Fidelity Advisor Technology Fund - Class A
Expense Example:
1 year	$ 664
3 years	854
5 years	1,060
10 years	1,652
Fidelity Advisor Technology Fund - Class C
Expense Example:
1 year	271
3 years	530
5 years	913
10 years	1,788
Fidelity Advisor Technology Fund - Class M
Expense Example:
1 year	466
3 years	712
5 years	976
10 years	1,732
Fidelity Advisor Technology Fund - Class I
Expense Example:
1 year	69
3 years	218
5 years	379
10 years	847
Fidelity Advisor Technology Fund - Class Z
Expense Example:
1 year	57
3 years	179
5 years	313
10 years	$ 701